Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 128	$ 88
Funds in transit	33,123	22,348
Bank balances	74,239	59,262
Term deposits	80,157	20,006
Total	$ 187,647	$ 101,704